Average Annual Total Returns - Invesco VI Conservative Balanced Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Custom Invesco V.I. Conservative Balanced Index (65% Bloomberg Barclays U.S. Aggregate Bond Index and 35% Russell 3000® Index) (reflects no deduction for fees, expenses or taxes) 1 Year	Custom Invesco V.I. Conservative Balanced Index (65% Bloomberg Barclays U.S. Aggregate Bond Index and 35% Russell 3000® Index) (reflects no deduction for fees, expenses or taxes) 5 Years	Custom Invesco V.I. Conservative Balanced Index (65% Bloomberg Barclays U.S. Aggregate Bond Index and 35% Russell 3000® Index) (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Feb. 09, 1987	14.86%	8.00%	7.46%	May 01, 2002	14.59%	7.73%	7.18%	20.89%	15.43%	13.79%	7.51%	4.44%	3.84%	13.69%	8.68%	7.67%